FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net loss FVTPL	$ 0	$ 840,000
Cash and cash equivalents	13,558,000,000	29,516,000,000
Cash and cash equivalents foreign currency risk	$ 10,992,000,000	2,117,000,000
Investments in equity instruments designated percentage FVTPL	10.00%
Investment in equity instrument designated percentage FVTOCI	10.00%
Other comprehensive income (loss)	$ 18,000	$ 1,142,000